CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance	$ 275	¥ 1,781	¥ 2,281
Prepayments and other current assets	741	4,798	¥ 1,522
Prepayments and other current assets, due from related party	513	¥ 3,321
Net investment in direct financing leases, current portion of due from related party | ¥			¥ 31,820
Deposits for non-current assets	4,099	¥ 26,552	¥ 26,552
Net investment in direct financing leases, non-current portion of due from related party	4,378	28,362
Accrued expenses and other liabilities, interest payable to related party	696	4,508
Long-term bank and other borrowings, non-current portion, loan from related party	$ 25,000	¥ 161,945
Ordinary shares, par value per share | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	132,994,201	132,994,201	134,836,300
Treasury stock, shares	9,359,331	9,359,331	7,517,232